LORD ABBETT INVESTMENT TRUST

90 Hudson Street

Jersey City, NJ 07302

April 27, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Lord Abbett Investment Trust (the “Registrant”)
Registration Statement on Form N-14
1933 Act File No. 333-223942

Dear Sir or Madam:

Transmitted for filing on behalf of the Registrant, in accordance with the requirements of paragraph (b) of Rule 485 under the Securities Act of 1933, as amended, is Post-Effective Amendment No. 1 (the “Amendment”) to the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(b) to reflect changes made in response to comments by the staff of the Division of Investment Management (the “Staff”) of the Securities and Exchange Commission provided on April 20, 2018 and April 24, 2018 regarding the Registration Statement filed on March 27, 2018. The Registrant has responded to the Staff’s comments by separate letters filed on April 26, 2018. The Amendment also reflects updated financial information and certain non-material changes. It is proposed that the Amendment become automatically effective on April 27, 2018 pursuant to Rule 485(b). The Amendment does not contain any disclosure that, in our view, would render it ineligible to become effective pursuant to Rule 485(b).

Any communications relating to this filing should be directed to the undersigned at (201) 827-2966.

Sincerely,

/s/ Pamela Chen
Pamela Chen
Associate General Counsel
Lord, Abbett & Co. LLC